LEASE LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
LEASE LIABILITY
Balance at January 1, 2019, on adoption of IFRS 16	$ 939,791	$ 904,879	$ 1,289,106
Addition and lease modification	478,280
Interest expense	106,843	128,911
Lease payments	(550,211)	(513,138)
Lease Liability, current	342,910	436,352
Lease Liability, non-current	$ 596,881	$ 468,527